Net loss per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator
Net loss	$(42,767)	$(33,991)	$(121,888)	$(100,430)
Net loss attributable to ordinary shareholders - basic and diluted	$(42,767)	$(33,991)	$(121,888)	$(100,430)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	91,240,801	72,896,362	91,028,562	68,770,962
Net loss per share - basic and diluted	$(0.47)	$(0.47)	$(1.34)	$(1.46)

Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three and Nine Months Ended September 30,
	2022	2021
Unvested restricted incentive shares and units	996,927	1,105,300
Share options	10,421,137	6,343,281
Warrants	3,265,306	—
Total potentially dilutive securities	14,683,370	7,448,581